CONVERTIBLE NOTES (Schedule of Convertible Notes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Opening balance	$ 1,552	$ 568
Amortization of debts issuance costs	16	9
Imputed interest	286	216
Ending balance	2,895	1,552
Convertible Notes [Member]
Debt Instrument [Line Items]
Opening balance	1,552	568
Receipt of Convertible Notes	184	1,277
BCF in respect of Convertible Notes	(177)	(1,239)
Amortization of BCF	1,034	759
Capitalization of debts issuance costs		(38)
Amortization of debts issuance costs	16	9
Imputed interest	286	216
Ending balance	$ 2,895	$ 1,552